JPMORGAN U.S. EQUITY FUNDS

JPMorgan Equity Income II Fund
JPMorgan Dynamic Small Cap Core Fund
JPMorgan Intrinsic Value Fund
JPMorgan Micro Cap Fund
(All Share Classes)
(each, a series of JPMorgan Trust I)

JPMorgan Large Cap Growth Fund
(Ultra Shares)
(a series of JPMorgan Trust II)

Supplement dated November 13, 2008
to the Statement of Additional Information
dated November 1, 2008

NOTICE OF LIQUIDATION OF THE JPMORGAN EQUITY INCOME II FUND, JPMORGAN DYNAMIC SMALL CAP CORE FUND, JPMORGAN INTRINSIC VALUE FUND AND JPMORGAN MICRO CAP FUND. On November 12, 2008, the Board of Trustees of the JPMorgan Equity Income II Fund, JPMorgan Dynamic Small Cap Core Fund, JPMorgan Intrinsic Value Fund and JPMorgan Micro Cap Fund (the “Funds”) approved the liquidation and dissolution of each of the Funds on or before December 31, 2008 (on or before November 30, 2008 for JPMorgan Micro Cap Fund) (each, a “Liquidation Date”). Cash proceeds of the liquidation are expected to be distributed to shareholders promptly following the applicable Liquidation Date. As of the applicable Liquidation Date, all references to each of the Funds in the Statement of Additional Information are hereby deleted. IN LIGHT OF THE PLANNED LIQUIDATION, EFFECTIVE IMMEDIATELY, SHARES OF THE FUNDS ARE NO LONGER BEING OFFERED.

Effective November 12, 2008, Ultra Shares of the JPMorgan Large Cap Growth Fund (the “Fund”) are terminated, and Ultra Shares of the Fund are no longer available to investors. Therefore, all references herein to the Fund’s Ultra Shares are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-USE-1108

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Growth Fund
(Ultra Shares)
(a series of JPMorgan Trust II)

Supplement dated November 13, 2008
to the Prospectus, dated November 1, 2008

Effective November 12, 2008, Ultra Shares of the JPMorgan Large Cap Growth Fund (the “Fund”) were terminated, and Ultra Shares of the Fund are no longer available to investors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-LCG-U-1108